Customer Accounts	12 Months Ended
Sep. 30, 2017
Banking and Thrift [Abstract]
Customer Accounts
CUSTOMER ACCOUNTS

The following table provides the composition of the Company's customer accounts, including interest rate buckets and maturity buckets for time deposits.

	September 30, 2017	September 30, 2016
	(In thousands)
Checking accounts, 0.15% and under	$3,019,095	$2,721,721
Savings accounts, 0.10% and under	888,881	820,980
Money market accounts, 0.01% to 0.15%	2,453,182	2,462,891
Time deposit accounts
Less than 1.00%	2,204,756	3,268,272
1.00% to 1.99%	2,099,841	1,292,612
2.00% to 2.99%	169,253	34,376
Total time deposits	4,473,850	4,595,260
	$10,835,008	$10,600,852

Time deposit maturities are as follows:	September 30, 2017	September 30, 2016
	(In thousands)
Within 1 year	$2,553,712	$2,894,900
1 to 2 years	975,351	798,309
2 to 3 years	386,763	293,058
Over 3 years	558,024	608,993
	$4,473,850	$4,595,260

Customer accounts over $250,000 totaled $2,674,914,000 as of September 30, 2017, and $2,250,622,000 as of September 30, 2016.

Interest expense on customer accounts consisted of the following:

Year ended September 30,	2017	2016	2015
	(In thousands)
Checking accounts	$2,721	$1,491	$1,036
Savings accounts	978	734	660
Money market accounts	3,592	3,285	3,631
Time deposit accounts	45,256	47,425	46,273
	52,547	52,935	51,600
Less early withdrawal penalties	(524)	(450)	(546)
	$52,023	$52,485	$51,054

Weighted average interest rate at end of year	0.54%	0.50%	0.48%
Weighted daily average interest rate during the year	0.49%	0.50%	0.48%